STOCKHOLDERS' EQUITY - Additional Information (Details) - Foresight Acquisition Corp [Member] - $ / shares	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class of Stock [Line Items]
Preferred stock authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Common Class A
Class of Stock [Line Items]
Common stock shares authorized	200,000,000
Common stock par or stated value per share	$ 0.0001
Common stock voting rights	one
Common stock shares issued	0
Common stock shares outstanding	0
Common Class A | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares authorized	200,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock voting rights		one vote for each share
Common stock shares issued	7,906,250	832,500
Common stock shares outstanding	7,906,250	832,500
Common Class B
Class of Stock [Line Items]
Common stock shares authorized	20,000,000	20,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock voting rights	one
Common stock shares issued	7,906,250	7,906,250
Common stock shares outstanding	7,906,250	7,906,250
Common Class B | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares authorized	20,000,000	20,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock voting rights		one vote for each share
Common stock shares issued	7,906,250	7,906,250
Common stock shares outstanding	7,906,250	7,906,250